Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Components of Accumulated Other Comprehensive Income (Loss)	The following table presents the components of accumulated other comprehensive income (loss) as of December 31, 2017
,
2018
 and 2019
:

	Year Ended December 31, 201 7			Year Ended December 31, 201 8			Year Ended December 31, 201 9
	US$			US$			US$
	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)	Foreign currency items	Defined benefit pension plans	Accumulated other comprehensive income (loss)
Beginning balance	(69)	(963)	(1,032)	3,321	(678)	2,643	1,173	(678)	495
Current-period change	3,390	285	3,675	(2,148)	—	(2,148)	(1,265)	(15)	(1,280)
Ending balance	3,321	(678)	2,643	1,173	(678)	495	(92)	(693)	(785)